Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of personnel expenses explanatory [abstract]
Summary of Personnel Expenses

Personnel expenses consist of the following:

	Year ended December 31,
	2025	2024	2023
	(Euros in thousands)
Wages and salaries
Research and development expenses	(60,409)	(48,906)	(37,770)
General and administrative expenses	(15,591)	(13,109)	(11,224)
Total Wages and salaries	(76,000)	(62,015)	(48,994)
Other employee benefits
Research and development expenses	(8,840)	(7,364)	(4,802)
General and administrative expenses	(3,218)	(2,321)	(1,824)
Total other employee benefits	(12,058)	(9,685)	(6,626)
Share-based compensation expenses
Research and development expenses	(7,538)	(9,587)	(11,972)
General and administrative expenses	(7,477)	(8,055)	(8,733)
Total share-based compensation expenses	(15,015)	(17,642)	(20,705)
Total	(103,073)	(89,342)	(76,325)